Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000007079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007079
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	1.89%	1.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
NACC2 Index: Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Municipal Debt Funds Average
Average Annual Return, Percent	3.18%	1.52%	1.43%